Document And Entity Information	3 Months Ended
	Mar. 31, 2014	Jun. 01, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Platform Specialty Products Corp
Document Type	8-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		137,291,080
Amendment Flag	false
Entity Central Index Key	0001590714
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1